Subordinated debt (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Movement Of Subordinated Debt [Abstract]
Initial balances	R$ 52,611,064	R$ 50,282,936
Balance originating from an acquired institution	0	1,401,348
Issuances	6,594,610	3,787,207
Interest	5,100,017	6,298,555
Payments and other	(14,126,290)	(9,158,982)
At the end of the year	R$ 50,179,401	R$ 52,611,064